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October 17, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:                           KKR Series Trust

Ladies and Gentlemen:

Enclosed for filing on behalf of KKR Series Trust (the “Trust”), a newly organized open-end management investment company, is Pre-Effective Amendment No. 2 to the Trust’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”) on Form N-1A (the “Registration Statement”).  This filing is being made for the purposes of (i) responding to comments of the staff of the Securities and Exchange Commission to the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement.; and (ii) making certain other non-material changes to the Prospectus and Statement of Additional Information for the KKR Alternative High Yield Fund, a series of the Trust.

The Registrant proposes to commence a public offering of the Trust’s shares as soon as practicable.  A review of the Registration Statement with this in mind would be appreciated.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525, Allison M. Fumai, Esq. at 212.698.3526 or Kenneth E. Young, Esq. at 215.994.2988.

Sincerely,

/s/ Richard Horowitz

Richard Horowitz, Esq.

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